Income Taxes (Details) - Schedule of Reconciliation of the Income Tax	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Income Tax [Abstract]
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit	4.00%	5.31%
Change in valuation allowance	(22.50%)	(26.14%)
Stock based compensation	1.30%
Other	(3.69%)
Permanent differences	(0.11%)	(0.17%)
Effective tax rate benefit (provision)	0.00%	0.00%